Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Oil and condensate sales	$ 53,080	$ 64,004	$ 242,708	$ 222,025	$ 121,350
Gas sales	1,466	613	3,225	3,838	3,468
Natural gas liquid sales	324	806	2,668	3,090	2,818
Other income (expense)	130	38	325	301	285
Total Revenues	55,000	65,461	248,926	229,254	127,921
Costs and expenses:
Lease operating expenses	5,172	5,849	24,308	20,897	17,614
Production taxes	7,287	7,769	29,400	26,333	13,966
Depreciation, depletion, and amortization	22,583	21,395	90,749	62,320	38,907
General and administrative	4,412	3,009	13,808	8,074	6,063
Accretion expense	175	176	698	666	617
Gain on sale of asset	427	0	(7,300)	0	0
Total Costs and Expenses	40,056	38,198	151,663	118,290	77,167
INCOME FROM OPERATIONS	14,944	27,263	97,263	110,964	50,754
OTHER (INCOME) EXPENSE:
Interest Expense	3,479	153	7,458	1,400	2,761
Interest income	(79)	(27)	(72)	(186)	(387)
(Income) loss from equity method investments	(61,210)	268	(8,322)	1,418	977
Total Other (Income) Expense	(57,810)	394	(936)	2,632	3,351
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	72,754	26,869	98,199	108,332	47,403
INCOME TAX EXPENSE (BENEFIT)	28,195	0	26,363	(90)	40
INCOME (LOSS) FROM CONTINUING OPERATIONS	44,559	26,869	71,836	108,422	47,363
DISCONTINUED OPERATIONS
Loss on disposal of Belize properties, net of tax			3,465	0	0
NET INCOME	$ 44,559	$ 26,869	$ 68,371	$ 108,422	$ 47,363
NET INCOME PER COMMON SHARE:
Basic net income from continuing operations per share (usd per share)	$ 0.61	$ 0.48	$ 1.28	$ 2.22	$ 1.08
Basic net income from discontinued operations, net of tax, per share (usd per share)			$ (0.06)	$ 0.00	$ 0.00
Basic net income per share (usd per share)		$ 0.48	$ 1.22	$ 2.22	$ 1.08
Diluted net income from continuing operations per share (usd per share)	$ 0.61	$ 0.48	$ 1.27	$ 2.20	$ 1.07
Diluted net income from discontinued operations, net of tax, per share (usd per share)			$ (0.06)	$ 0.00	$ 0.00
Diluted (usd per share)		$ 0.48	$ 1.21	$ 2.20	$ 1.07
Weighted average common shares outstanding - Basic (shares)	72,830,215	55,626,208	55,933,354	48,754,840	43,863,190
Weighted average common shares outstanding-Diluted (shares)	73,334,848	56,247,609	56,417,488	49,206,963	44,256,092